Stockholders’ Equity (Deficit) and Stock-Based Compensation - 2018 Equity Incentive Plan (Details) - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Oct. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 7,718,000	$ 41,000	$ 17,000	$ 5,833,000	$ 80,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share)				$ 0.27	$ 2.10	$ 0.67
Awards outstanding (in shares)		3,549,425			4,985,434	5,789,401
Stock-based compensation expense					$ 0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share)		$ 19.02			$ 14.21
Awards outstanding (in shares)		6,216,511			6,277,466	0
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in dollars per share)		$ 0.00			$ 14.21
Awards outstanding (in shares)		901,590			970,922	0
2018 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Stock reserved for future issuance (in shares)	30,000,000	22,881,899			22,751,612
Awards outstanding (in shares)		7,118,101			7,248,388
Stock-based compensation expense		$ 7,700,000		$ 0	$ 5,800,000	$ 0
2018 Equity Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	0.00%
2018 Equity Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	150.00%
2018 Equity Incentive Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding (in shares)		6,216,511			6,277,466
Vesting period	4 years
2018 Equity Incentive Plan | Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding (in shares)		901,590			970,922
Vesting period	3 years
2016 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					10 years
2016 Equity Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
2016 Equity Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					5 years
2016 Equity Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding (in shares)		3,549,425			4,985,434
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchased During Period, Shares			12,000		57,000	95,000
Common Stock | 2016 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchased During Period, Shares		20,000		14,000	272,133	640,454